Right-of-use Assets - Details Information About Breakdown Of Right Of Use Assets (Detail) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	$ 29,968	$ 38,060
Depreciation & impairment expense	(3,770)	(3,994)
Translation adjustments	1,185	(395)
Ending balance	27,383	33,671
Gross value [member]
Disclosure of quantitative information about right-of-use assets [line items]
Ending balance	72,010	69,014
Accumulated depreciation and impairment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Ending balance	(44,626)	(35,343)
Building lease [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	25,593	30,602
Depreciation & impairment expense	(2,452)	(2,384)
Translation adjustments	1,145	(359)
Ending balance	24,287	27,859
Building lease [member] | Gross value [member]
Disclosure of quantitative information about right-of-use assets [line items]
Ending balance	53,692	51,156
Building lease [member] | Accumulated depreciation and impairment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Ending balance	(29,405)	(23,297)
Office and laboratory equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	4,375	7,457
Depreciation & impairment expense	(1,318)	(1,610)
Translation adjustments	40	(35)
Ending balance	3,097	5,812
Office and laboratory equipment [member] | Gross value [member]
Disclosure of quantitative information about right-of-use assets [line items]
Ending balance	18,318	17,858
Office and laboratory equipment [member] | Accumulated depreciation and impairment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Ending balance	$ (15,221)	$ (12,046)